Compensation Related Costs, Retirement Benefits	3 Months Ended
Sep. 30, 2011
Compensation Related Costs, Retirement Benefits
Compensation and Employee Benefit Plans [Text Block]
15.	EMPLOYEE BENEFIT PLANS

The Company offers a SIMPLE IRA plan for all eligible employees. Employees meeting certain eligibility requirements can participate in the plan. Under the plan, the Company matches employee contributions to the plan up to 3% of the employee’s salary. The Company made matching contributions of $831 and $2,841, respectively, during the quarters ended September 30, 2011 and 2010. The Company made matching contributions of $2,534 and $8,611, respectively, during the nine months ended September 30, 2011 and 2010.